UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-7888

Limited Term Tax-Exempt Bond Fund of America
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2005

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds ®]

Limited Term Tax-Exempt Bond Fund of AmericaSM
Investment portfolio

October 31, 2005

unaudited

Bonds & notes — 97.41%	Principal amount (000)	Market value (000)

ALABAMA — 0.42%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.25% 2006	$1,000	$1,016
Industrial Dev. Board of the City of Butler, Pollution Control Rev. Ref. Bonds (James River Project),
Series 1993, 5.50% 2005	1,000	1,001
Industrial Dev. Board of the City of Selma, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Projects),
Series 2003-A, 4.75% 2011	2,500	2,546
		4,563

ALASKA — 1.54%
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2002-A, AMT, MBIA insured, 5.50% 2009	1,685	1,785
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 5.60% 2010	1,000	1,050
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 4.75% 2015	1,955	1,978
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021	6,365	6,515
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, MBIA insured, 4.00% 2011	1,000	1,011
Student Loan Corp., Student Loan Rev. Bonds, Series 2000-A, AMT, AMBAC insured, 5.65% 2010	2,140	2,300
Student Loan Corp., Educational Loan Rev. Bonds, Series 2004-A-3, AMT, 5.25% 2011	2,000	2,121
		16,760

ARIZONA — 0.77%
Industrial Dev. Auth. of the County of Mohave, Correctional Facs. Contract Rev. Bonds (Mohave Prison, LLC Project),
Series 2004-A, XLCA insured, 5.00% 2011	1,345	1,425
Industrial Dev. Auth. of the County of Yavapai, Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003-A-2, AMT, 4.45% 2028 (put 2008)	3,750	3,794
Water Infrastructure Fin. Auth., Water Quality Rev. Ref. Bonds, Series 2004-A, 5.00% 2012	3,000	3,234
		8,453

CALIFORNIA — 6.31%
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev. Ref. Bonds
(Archstone/Redwood Shores Apartments), Series 2000-A, 5.30% 2008	2,700	2,818
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Association),
Series 2001-A, 5.25% 2006	1,025	1,040
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.25% 2007	300	307
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.50% 2007	370	380
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 4.80% 2006	2,000	2,013
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 5.00% 2007	1,405	1,430
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 5.00% 2008	2,455	2,514
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 5.125% 2013	1,000	1,025
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes
Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 5.50% 2012	$1,695	$1,797
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 4.15% 2012	500	497
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 4.40% 2014	715	707
Econ. Recovery Bonds, Series 2004-B-4, 5.00% 2023 (put 2008)	500	523
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, 5.00% 2011 (escrowed to maturity)	1,000	1,067
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	1,000	1,106
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	1,000	1,022
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West Project), Series 1999-A, 6.00% 2009	510	531
Joint Powers Health Fncg. Auth., Certs. of Part. (Community Hospitals of Central California Project), Series 2001, 4.75% 2007	1,005	1,014
City of Long Beach, Harbor Rev. Bonds, Series 2002-B, AMT, MBIA insured, 5.25% 2013	2,550	2,739
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2014	2,000	2,118
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2013	1,900	2,042
MuniMae TE Bond Subsidiary, LLC, Series A, AMT, 6.875% cumulative preferred (undated)[1]	2,000	2,174
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003-A, AMT, 5.00% 2038 (put 2013)	2,000	2,058
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project),
Series 1998-A, AMT, 5.10% 2018 (put 2008)	4,300	4,418
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2002-A, AMT, 3.125% 2022 (put 2006)	2,000	1,996
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
Series 2003-C, 5.00% 2011	1,350	1,431
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.00% 2011	1,500	1,591
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured, 5.00% 2009	1,000	1,052
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured, 5.00% 2011	1,420	1,505
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
Series 1998-A-1, AMT, 5.05% 2025 (put 2008)	4,000	4,095
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Parkview
Terrace Club Apartments), Issue 1999-B, 5.20% 2029 (put 2009)	1,150	1,203
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Skylark Apartments),
Issue 1999-D, 5.20% 2029 (put 2009)	1,500	1,570
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-G, 5.25% 2011	2,210	2,338
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2002-D, 4.35% 2036 (put 2007)	220	223
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	1,000	972
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2014	1,300	1,366
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco
Asset Securitization Corp.), Series 2001-A, 5.25% 2027	4,500	4,608
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 4.70% 2009	1,010	1,044
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 4.80% 2010	940	978
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC insured, 5.00% 2014	1,000	1,069
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2008	2,000	2,102
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2010	1,000	1,078
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, FSA insured, 5.25% 2012	1,000	1,090
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, MBIA insured, 5.25% 2010	2,000	2,154
		68,805

COLORADO — 2.47%
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.50% 2008	2,340	2,465
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2010	2,000	2,102
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2011	$2,000	$2,104
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2012	1,500	1,575
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2012	4,000	4,267
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project), Series 1997-A, 5.75% 2007	1,125	1,132
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 1998-A, 5.375% 2010	1,145	1,208
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.375% 2010	2,000	2,145
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2010	1,500	1,579
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2012	1,000	1,061
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 5.25% 2011	1,450	1,525
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2010	500	521
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.00% 2010	1,000	1,039
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.00% 2011	1,100	1,140
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2004-B, 3.75% 2034 (put 2009)	1,200	1,187
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-D-3, 6.125% 2023	870	881
University of Colorado Hospital Auth., Hospital Rev. Ref. Bonds, Series 1997-A, AMBAC insured, 5.50% 2007	1,000	1,043
		26,974

CONNECTICUT — 1.18%
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program),
Series 2005-A, AMT, MBIA insured, 4.20% 2014	1,000	990
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011[1]	4,000	4,157
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.55% 2008[1]	1,000	1,056
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.70% 2012[1]	3,400	3,575
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 5.375% 2011	3,000	3,145
		12,923

DELAWARE — 0.19%
Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (Delmarva Power & Light Co. Project),
Series 2001-C, AMBAC insured, 4.90% 2026 (put 2011)	2,000	2,104

DISTRICT OF COLUMBIA — 1.23%
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2010	1,000	1,060
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013	2,000	2,143
Friendship Public Charter School, Inc. Issue Rev. Bonds, Series 2003, ACA insured, 5.00% 2012	1,000	1,046
G.O. Ref. Bonds, Series 1993-B-2, FSA insured, 5.50% 2010	2,500	2,703
G.O. Ref. Bonds, Series 1999, FSA insured, 5.50% 2009	695	742
G.O. Ref. Bonds, Series 1999, FSA insured, 5.50% 2009 (escrowed to maturity)	195	209
Hospital Rev. Ref. Bonds (Medlantic Healthcare Group, Inc. Issue), Series 1997-A,
MBIA insured, 6.00% 2006 (escrowed to maturity)	1,000	1,023
Hospital Rev. Ref. Bonds (Medlantic Healthcare Group, Inc. Issue), Series 1997-A,
MBIA insured, 6.00% 2007 (escrowed to maturity)	1,250	1,310
Tax Increment Rev. Bonds (Gallery Place Project), Series 2002, FSA insured, 5.25% 2009	1,570	1,664
Tax Increment Rev. Bonds (Gallery Place Project), Series 2002, FSA insured, 5.25% 2010	1,400	1,498
		13,398

FLORIDA — 4.35%
Broward County Resource Recovery Rev. Ref. Bonds (Wheelabrator North Broward Inc. Project), Series 2001-A, 5.50% 2008	1,000	1,058
Dade County, Resource Recovery Fac. Rev. Ref. Bonds, Series 1996, AMT, AMBAC insured, 6.00% 2006	3,500	3,585
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,535	1,656
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2010	2,000	2,101
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2013	1,250	1,318
Hillsborough County Aviation Auth., Tampa International Airport Rev. Bonds, Series 2003-A, AMT, MBIA insured, 5.25% 2012	$1,500	$1,602
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2010	2,905	3,043
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2012	2,195	2,304
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village Project), Series 1999-A, 5.25% 2005	2,185	2,186
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village Project), Series 1999-A, 5.25% 2007	1,250	1,277
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village Project), Series 1999-A, 5.50% 2008	1,000	1,034
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village Project), Series 1999-A, 5.50% 2010	1,200	1,254
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village Project), Series 1999-A, 5.75% 2012	1,800	1,884
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.25% 2009	3,000	3,170
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.25% 2010	2,000	2,128
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2004, AMT, 4.00% 2018 (put 2009)	1,000	996
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2012	3,345	3,511
School Board of Miami-Dade County, Certs. of Part., Series 2003-B, MBIA insured, 5.00% 2031 (put 2011)	2,915	3,091
School Board of Miami-Dade County, Certs. of Part., Series 2003-C, MBIA insured, 5.00% 2027 (put 2008)	1,000	1,044
Palm Beach County, Public Improvement Rev. Ref. Bonds (Convention Center Project),
Series 2004, FGIC insured, 5.00% 2030 (put 2011)	4,650	4,897
Polk County, Transportation Improvement Rev. Ref. Bonds, Series 2004, FSA insured, 5.00% 2025 (put 2010)	2,500	2,644
St. Johns River Power Park System (JEA), Rev. Ref. Bonds, Issue Two, Series Eighteen, 5.00% 2009	1,000	1,055
Village Community Dev. Dist. No. 5 (Sumter County), Special Assessment Rev. Bonds, Series 2003-B, 5.00% 2008	660	663
		47,501

GEORGIA — 0.41%
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, FSA insured, 5.00% 2012	2,000	2,148
Dev. Auth. of Cartersville, Sewage Facs. Rev. Ref. Bonds (Anheuser-Busch Project), Series 1997, AMT, 5.625% 2009	1,250	1,320
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds (Park at Briarcliff Apartments Project),
Series 1998-A, 4.55% 2028 (put 2008)	995	1,019
		4,487

IDAHO — 0.56%
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-C-2, AMT, FHA insured, 5.25% 2011	205	207
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-E-3, AMT, 5.125% 2011	285	287
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-H, AMT, 4.65% 2012	495	496
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-I-2, AMT, 4.70% 2012	245	246
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021	785	803
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2002-F, Class III, AMT, 4.875% 2023	2,045	2,050
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	1,060	1,022
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	985	1,005
		6,116

ILLINOIS — 5.13%
Chicago Board of Education, Unlimited Tax G.O. Bonds (Dedicated Revenues), Series 2001-C, FSA insured, 5.25% 2010	1,000	1,077
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds, Series 2004-B, MBIA insured, 5.00% 2007	5,000	5,102
City of Chicago, O'Hare International Airport, Passenger Fac. Charge Rev. Bonds, Series 1996-A, AMBAC insured, 5.60% 2010	3,000	3,072
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Admin. Section 5307 Formula Funds),
Series 2004-B, AMBAC insured, 5.00% 2011	3,935	4,195
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Capital Improvement Bonds,
Limited Tax Series D of December 2002, 5.00% 2010	$2,700	$2,877
Community College Dist. No. 502, Counties of DuPage, Cook and Will, G.O. Bonds, Series 2003-A, 5.00% 2011	1,000	1,071
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.00% 2009	2,000	2,108
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.00% 2010	1,500	1,593
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 1997, AMT, 5.05% 2010	2,000	2,074
Educational Facs. Auth., Adjustable Term Rev. Bonds (Field Museum of Natural History),
Series 2002, 4.05% 2036 (put 2011)	4,000	3,995
Educational Facs. Auth., Adjustable Term Rev. Bonds (Northwestern University), Series 1997, 5.00% 2032 (put 2009)	2,500	2,625
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 5.25% 2010	1,015	1,051
G.O. Bonds, Illinois FIRST, Series of December 2002, 5.25% 2010	2,000	2,154
G.O. Ref. Bonds, Illinois FIRST, Series of August 2002, 5.25% 2008	1,000	1,050
G.O. Bonds, Series of April 1998, FSA insured, 5.50% 2009	1,945	2,058
G.O. Bonds, Series of April 1998, FSA insured, 5.50% 2009 (preref. 2008)	2,055	2,182
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2006	750	760
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2006 (escrowed to maturity)	980	995
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011 (preref. 2010)	1,000	1,115
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2007	2,480	2,563
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 5.25% 2005	855	856
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 5.375% 2006	900	918
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 5.50% 2008	1,000	1,051
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.00% 2007	3,000	3,084
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2010	2,000	2,120
Health Facs. Auth., Rev. Ref. Bonds (Northwestern Medical Faculty Foundation, Inc.),
Series 1998, MBIA insured, 5.25% 2006	1,810	1,847
Health Facs. Auth., Rev. Ref. Bonds (University of Chicago Hospitals and Health System),
Series 2003, MBIA insured, 5.00% 2008	1,000	1,041
Indian Prairie Community, Unit School Dist. No. 204, DuPage and Will Counties, School Building Bonds (Naperville/Aurora),
Series 1998, 5.25% 2011 (preref. 2008)	1,275	1,350
		55,984

INDIANA — 2.48%
Boone County Hospital Association, Lease Rev. Bonds, Series 2001, FGIC insured, 5.00% 2009	1,200	1,258
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.50% 2008	1,000	1,052
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2011	1,640	1,784
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.50% 2011	2,000	2,139
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group, Daughters of Charity National Health System),
Series 1997-D, 5.00% 2026 (preref. 2007)	1,390	1,433
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.), Series 1996-A, MBIA insured, 5.25% 2008	1,000	1,041
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2012	1,195	1,275
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Methodist Hospitals, Inc.), Series 2001, 5.25% 2008	1,000	1,040
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Methodist Hospitals, Inc.), Series 2001, 5.25% 2009	2,415	2,532
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Methodist Hospitals, Inc.), Series 2001, 5.25% 2010	1,445	1,522
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Methodist Hospitals, Inc.), Series 2001, 5.25% 2011	1,525	1,614
State Revolving Fund Program Bonds, Series 1998-A, 5.00% 2010	3,085	3,226
State Revolving Fund Program Bonds, Series 2001-A, 5.50% 2011	1,500	1,636
Trustees of Ivy Tech State College, Student Fee Bonds, Series H, AMBAC insured, 5.00% 2011	2,000	2,130
Trustees of Ivy Tech State College, Student Fee Bonds, Series H, AMBAC insured, 5.00% 2012	1,000	1,069
Trustees of Purdue University, Certs. of Part., Series 2001-A, 5.00% 2009	1,000	1,052
Trustees of Purdue University, Certs. of Part., Series 2001-A, 5.00% 2010	1,135	1,203
		27,006

IOWA — 0.29%
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.30% 2009	$1,000	$1,062
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2011	1,000	1,050
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014	1,000	1,040
		3,152

KANSAS — 0.23%
Unified Government of Wyandotte County/Kansas CIty, Tax-Exempt Sales Tax Special Obligation Rev. Ref. Bonds
(Redev. Project Area B), 1st Lien Series 2005-B, 3.75% 2012	1,000	1,005
Unified Government of Wyandotte County/Kansas CIty, Tax-Exempt Sales Tax Special Obligation Rev. Ref. Bonds
(Redev. Project Area B), 1st Lien Series 2005-C, 3.85% 2013	1,500	1,503
		2,508

KENTUCKY — 0.89%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project), Series 1999, 5.70% 2009 (escrowed to maturity)	4,150	4,496
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2000-A, 6.125% 2010	3,000	3,199
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.40% 2006	1,500	1,509
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.50% 2007	465	470
		9,674

LOUISIANA — 0.42%
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
Series 1998-A, FSA insured, 5.50% 2006	4,500	4,563

MAINE — 0.09%
Housing Auth., Mortgage Purchase Bonds, Series 2001-E-1 (Non-AMT), 4.125% 2010	1,000	1,020

MARYLAND — 0.72%
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	2,500	2,556
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2010	1,755	1,839
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2011	1,775	1,866
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,530	1,606
		7,867

MASSACHUSETTS — 2.67%
Educational Fncg. Auth., Education Loan Rev. Ref. Bonds, Issue G, Series 2000-A, AMT, MBIA insured, 5.55% 2008	1,415	1,457
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013	1,000	1,107
G.O. Bonds, Consolidated Loan of 2003, Series A, 5.25% 2013	2,000	2,170
G.O. Bonds, Consolidated Loan of 2004, Series A, 5.00% 2012	2,000	2,142
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2010	1,000	1,058
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2011	1,000	1,062
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2012	1,500	1,597
Housing Fin. Agcy., Housing Bonds, Series 2003-D, 4.20% 2010	4,000	4,015
Housing Fin. Agcy., Single-family Housing Notes, Series S, AMT, 4.00% 2007	3,750	3,791
Industrial Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Ogden Haverhill Project), Series 1998-A, AMT, 5.15% 2007	1,550	1,583
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.25% 2014	5,000	5,475
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 5),
Series A, MBIA insured, 5.00% 2010	1,205	1,278
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
Series A, MBIA insured, 5.00% 2010	1,000	1,061
Water Pollution Abatement Trust, Pool Program Bonds, Series 11, 5.00% 2015	1,250	1,349
		29,145

MICHIGAN — 4.45%
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2002-D, AMT, FGIC insured, 5.25% 2011	$3,530	$3,764
Higher Education Student Loan Auth., Student Loan Rev. Ref. Bonds, Series XVII-F, AMT, AMBAC insured, 4.45% 2010	2,000	2,039
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.50% 2008	1,000	1,052
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.25% 2010	2,000	2,108
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.25% 2011	2,000	2,119
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Detroit Medical Center Obligated Group), Series 1993-A, 6.375% 2009	1,015	1,016
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.00% 2008	635	632
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Detroit Medical Center Obligated Group),
Series 1993-B, AMBAC insured, 5.00% 2006	1,000	1,011
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Hospital), Series 1984-A, AMBAC insured, 6.00% 2011	1,250	1,401
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 5.375% 2006	720	721
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2009	1,900	2,010
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-A, 5.75% 2007	1,940	2,030
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 5.30% 2033 (put 2006)	5,000	5,111
Hospital Fin. Auth., Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 4.90% 2007	1,140	1,152
Hospital Fin. Auth., Rev. Ref. Bonds (MidMichigan Obligated Group), Series 1997-A, FSA insured, 5.50% 2007	2,775	2,870
Kent Hospital Fin. Auth., Rev. and Ref. Bonds (Spectrum Health), Series 2005-B, 5.00% 2011	4,000	4,229
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-A, 5.25% 2010	2,020	2,155
Municipal Bond Auth., Local Government Loan Program Rev. Bonds, Series 2003-C, 5.00% 2010	1,000	1,062
New Center Dev., Inc., Certs. of Part., Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)	3,000	3,167
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2011	1,395	1,462
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2013	1,040	1,088
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, AMBAC insured, 5.00% 2010	1,110	1,184
State Trunk Line Fund Ref. Bonds, Series 1998-A, 5.25% 2011	1,000	1,085
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2004, AMT, 3.00% 2013 (put 2007)	3,000	2,970
Underground Storage, Tank Financial Assurance Auth., Rev. Ref. Bonds, Series 1996-I,
AMBAC insured, 5.50% 2009 (preref. 2006)	1,075	1,099
		48,537

MINNESOTA — 0.33%
Housing and Redev. Auth. of St. Paul and Minneapolis, Health Care Fac. Rev. Bonds, Series 2003, 5.25% 2010	1,050	1,112
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 2000-H, AMT, 4.25% 2006	955	962
Minneapolis - St. Paul Metropolitan Airports Commission, AMT, AMBAC insured, 5.50% 2008	1,500	1,561
		3,635

MISSOURI — 0.86%
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011	5,255	5,560
Industrial Dev. Auth. of the City of Lee's Summit, Health Facs. Rev. Bonds (John Knox Village), Series 2002, 5.75% 2009	1,255	1,327
Industrial Dev. Auth. of the City of Lee's Summit, Health Facs. Rev. Bonds (John Knox Village), Series 2002, 5.875% 2010	1,325	1,427
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2003-A, FSA insured, 5.25% 2012	1,000	1,086
		9,400

MONTANA — 0.65%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project),
Series 1999-B, AMT, AMBAC insured, 5.125% 2034 (put 2008)	6,825	7,095

NEBRASKA — 0.49%
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2002-D, AMT, 3.90% 2009	970	975
Omaha Airport Auth., Airport Facs. Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2012	1,155	1,248
Public Power Dist., General Rev. Bonds, Series 2005-B-1, FGIC insured, 5.00% 2015	2,875	3,095
		5,318

NEVADA — 1.30%
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), AMT, 3.25% 2031 (put 2009)	$3,000	$2,921
Clark County School Dist., G.O. (Limited Tax) Ref. Bonds, Series 2002-A, FSA insured, 5.00% 2010	1,000	1,062
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1998-A, 6.20% 2009	585	614
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 2005-B, 5.00% 2008	2,000	2,069
Housing Division, Single-family Mortgage Bonds, Series 1998-B-1, 5.20% 2011	230	232
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 5.00% 2011	3,450	3,581
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 4.50% 2012	3,625	3,650
		14,129

NEW JERSEY — 5.59%
Certs. of Part., Series 2004-A, 5.00% 2009	4,000	4,184
Certs. of Part., Series 2004-A, 5.00% 2010	3,500	3,684
Certs. of Part., Series 2004-A, 5.00% 2012	3,500	3,707
Certs. of Part., Series 2004-A, 5.00% 2013	2,000	2,118
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, FGIC insured, 5.00% 2012	3,000	3,187
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.00% 2006	1,275	1,277
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.05% 2007	1,375	1,386
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010	3,000	3,051
Educational Facs. Auth., Rider University Issue Rev. Bonds, Series 2002-A, RADIAN insured, 5.25% 2012	1,795	1,911
Health Care Facs. Fin. Auth., Rev. and Ref. Bonds, Saint Clare's Hospital, Inc. Issue,
Series 2004-B, MBIA insured, 5.25% 2013	4,315	4,677
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019	780	778
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024	9,545	10,541
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014	8,000	8,713
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-C, 5.00% 2008	2,000	2,079
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-C, 5.00% 2009	2,000	2,098
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-C, 5.00% 2010	1,600	1,689
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-D, 5.00% 2014	1,000	1,067
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-B, FGIC insured, 5.25% 2013	4,410	4,798
		60,945

NEW MEXICO — 0.28%
Supplemental Severance Tax Bonds, Series 2002-A, 5.00% 2009	2,000	2,059
Supplemental Severance Tax Bonds, Series 2002-A, 5.00% 2010 (preref. 2007)	1,000	1,031
		3,090

NEW YORK — 9.02%
Castle Rest Residential Health Care Fac., Mortgage Rev. Bonds, Series 1997-A, FHA insured, 4.875% 2007	330	333
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	2,000	2,171
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007	990	1,024
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007 (escrowed to maturity)	10	10
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2012	1,175	1,241
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Wyckoff Heights Medical Center), Series 1998-H, 5.125% 2008	1,000	1,038
Dormitory Auth., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2003-A, 5.00% 2012	3,500	3,757
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	12,625	13,482
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2006	4,450	4,563
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2007	1,000	1,028
Local Government Assistance Corp. (A Public Benefit Corp.), Ref. Bonds, Series 2003-A-2, 5.00% 2010	1,500	1,589
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.00% 2006	2,000	2,042
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.00% 2008	1,615	1,683
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.00% 2010	3,000	3,167
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.00% 2011	2,000	2,120
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.00% 2012	1,000	1,063
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2012	$1,250	$1,330
City of New York, G.O. Bonds, Fiscal 1997 Series L, 5.625% 2007	1,000	1,042
City of New York, G.O. Bonds, Fiscal 2001 Series B, 4.90% 2009	1,000	1,047
City of New York, G.O. Bonds, Fiscal 2001 Series B, 5.50% 2010	1,000	1,077
City of New York, G.O. Bonds, Fiscal 2001 Series D, 5.50% 2009	1,000	1,067
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.00% 2010	1,000	1,056
City of New York, G.O. Bonds, Fiscal 2002 Series G, 5.25% 2008	890	935
City of New York, G.O. Bonds, Fiscal 2002 Series G, 5.25% 2008 (escrowed to maturity)	110	116
City of New York, G.O. Bonds, Fiscal 2003 Series A, 5.125% 2010	2,000	2,123
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	3,000	3,094
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2011	1,250	1,324
City of New York, G.O. Bonds, Fiscal 2005 Series J, 5.00% 2013	1,000	1,059
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50% 2026	11,000	11,982
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 131, AMT, 5.00% 2008	4,260	4,433
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 131, AMT, 5.00% 2009	4,000	4,193
Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002, 5.25% 2010	2,000	2,140
Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.25% 2010	1,500	1,606
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1, 5.00% 2008	2,000	2,072
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1, 5.00% 2009	2,000	2,092
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1, 5.00% 2010	2,000	2,107
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.00% 2009	2,000	2,117
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.00% 2010	3,000	3,200
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
Series 2002-A, 5.00% 2017 (put 2011)	4,000	4,211
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
Series 2002-A, 5.50% 2017 (put 2011)	2,500	2,690
		98,424

NORTH CAROLINA — 3.43%
City of Charlotte, Airport Rev. Bonds, Series 1999-B, AMT, MBIA insured, 5.125% 2009	1,035	1,085
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.00% 2008	1,950	2,087
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009	1,750	1,873
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-C, 5.50% 2007	2,800	2,864
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2010	1,500	1,594
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011	1,000	1,070
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012	2,155	2,320
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.375% 2010	2,250	2,380
G.O. Bonds, Certs. of Part. (Repair and Renovation Project), Series 2004-B, 5.00% 2011	1,000	1,061
Infrastructure Fin. Corp., Certs. of Part. (2005 Capital Improvements), Series 2005-A, 5.00% 2013	3,005	3,187
Infrastructure Fin. Corp., Lease-Purchase Rev. Bonds (North Carolina Correctional Facs. Projects), Series 2003, 4.50% 2007	2,000	2,049
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1992, MBIA insured, 6.00% 2010	3,000	3,283
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1997-A, MBIA insured, 5.125% 2011	2,750	2,863
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.50% 2009	1,660	1,803
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.625% 2010	2,500	2,779
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2012	2,500	2,712
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2013	2,250	2,446
		37,456

OHIO — 1.96%
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.30% 2037 (put 2010)	2,000	2,037
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.60% 2037 (put 2012)	2,000	2,061
County of Knox, Hospital Facs. Rev. Ref. Bonds (Knox Community Hospital),
Series 1998, ASSET GUARANTY insured, RADIAN insured, 4.70% 2008	1,155	1,185
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.00% 2010	1,945	2,050
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2011	2,040	2,208
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2012	2,150	2,338
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners),
Series 2001-A, 5.25% 2009	$1,170	$1,236
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners),
Series 2001-A, 5.25% 2010	2,275	2,423
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2011	2,000	2,127
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2012	2,560	2,727
Student Loan Funding Corp. (Cincinnati), Student Loan Rev. Bonds, Series 1988-B-3, AMT, AMBAC insured, 5.125% 2005	1,000	1,002
		21,394

OKLAHOMA — 0.12%
Industries Auth., Health System Rev. Ref. Bonds (Obligated Group consisting of INTEGRIS Baptist Medical Center, Inc.,
INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 1995-D,
AMBAC insured, 6.00% 2009	1,240	1,345

OREGON — 0.20%
Salem-Keizer School Dist. No. 24J, Marion and Polk Counties, G.O. Bonds, Series 1999, 5.25% 2010 (preref. 2009)	2,000	2,127

PENNSYLVANIA — 1.52%
Harrisburg Auth., Dauphin County, Recovery Fac. Rev. Bonds, Series D, Subseries D-2,
FSA insured, 5.00% 2033 (put 2013)	3,500	3,725
Erie County Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International Paper Co. Projects),
Series 2002-A, 4.90% 2009	4,000	4,107
Higher Educational Facs. Auth. (Commonwealth of Pennsylvania), Health System Rev. Bonds (University of Pennsylvania),
Series 2005-A, AMBAC insured, 5.00% 2014	2,000	2,145
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2002-74, AMT, 4.25% 2012	910	918
Philadelphia Auth. for Industrial Dev., Airport Rev. Bonds (Philadelphia Airport System Project),
Series 1998-A, AMT, FGIC insured, 5.25% 2009	3,410	3,573
Westmoreland County Industrial Dev. Auth., Rev. Bonds (National Waste and Energy Corp.;
Valley Landfill Expansion Project), Series 1993, AMT, 5.10% 2018 (put 2009)	2,000	2,068
		16,536

PUERTO RICO — 1.40%
Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	3,205	3,371
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	3,000	3,251
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	6,000	6,495
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	1,000	1,079
Public Improvement Ref. G.O. Bonds, Series 2003-C, 5.00% 2018 (put 2008)	1,000	1,031
		15,227

RHODE ISLAND — 0.23%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 5.75% 2009	1,340	1,424
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 5.75% 2010	1,020	1,095
		2,519

SOUTH CAROLINA — 0.55%
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper Co. Projects), Series 1999-A, 5.125% 2012	2,500	2,588
Housing Fin. and Dev. Auth. Mortgage Rev. Bonds, Series 2000-A-2, AMT, FSA insured, 5.875% 2009	820	849
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022	1,500	1,592
York County Pollution Control Facs., Rev. Bonds (Bowater Inc. Project), Series 1990, AMT, 7.625% 2006	1,000	1,010
		6,039

SOUTH DAKOTA — 0.53%
Education Loans Incorporated, Student Loan Asset-backed Callable Notes, Series 1998-1, AMT, 4.95% 2010	$3,500	$3,635
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2001-C, 4.55% 2010	935	969
Housing Dev. Auth., Multiple Purpose Bonds, Series 2002-A, FSA insured, 4.15% 2009	1,135	1,163
		5,767

TENNESSEE — 2.09%
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2001, 5.00% 2009	7,490	7,784
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care),
Series 2004-A, 5.00% 2020 (put 2008)	8,500	8,803
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 5.50% 2006	1,475	1,493
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 5.75% 2007	1,555	1,602
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, 5.00% 2007	1,000	1,017
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2009	2,000	2,093
		22,792

TEXAS — 17.67%
Angelina and Neches River Auth., Pollution Control Rev. Ref. Bonds (Temple-Inland Forest Products Corp. Project),
Series 1991, 5.65% 2012	5,350	5,537
City of Austin (Travis and Williamson Counties), Public Improvement Ref. Bonds, Series 2003, 5.00% 2011	1,220	1,301
City of Austin (Travis and Williamson Counties), Public Improvement Ref. Bonds, Series 2003, 5.00% 2012	1,000	1,071
City of Austin, Public Improvement Bonds, 5.75% 2011 (preref. 2009)	1,500	1,628
City of Austin, Public Improvement Bonds, Series 2001, 5.00% 2010	2,000	2,129
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Obligated Group Project),
Series 1998, 5.00% 2005	1,330	1,331
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Obligated Group Project),
Series 1998, 5.00% 2007	1,470	1,505
Bexar County, Rev. Bonds (Tax-Exempt Venue Project), Series 2000, MBIA insured, 5.50% 2009	2,000	2,141
Brazos River Auth., Collateralized Pollution Control Rev. Ref. Bonds (Texas Utilities Electric Co. Project),
Series 1994-B, AMT, 5.40% 2029 (put 2006)	1,000	1,010
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
Series 2001-C, AMT, 5.75% 2036 (put 2011)	4,550	4,815
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
Series 2001-A, 5.50% 2022 (put 2011)	2,000	2,120
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
Series 2001-B, AMT, 5.75% 2030 (put 2011)	4,675	4,948
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Dow Chemical Co. Project),
Series 2002-A-4, AMT, 5.20% 2033 (put 2008)	6,450	6,660
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater Supply Project),
Series 2005, AMBAC insured, 5.00% 2014	2,045	2,186
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC insured, 0%/4.20% 2015[2]	1,700	1,162
College Student Loan Bonds, Series 2000, AMT, 5.50% 2010	1,000	1,072
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero Refining and Marketing Co. Project),
Series 1997-D, AMT, 5.125% 2009	1,000	1,052
Cypress-Fairbanks Independent School Dist., Unlimited Tax Ref. and Schoolhouse Bonds, Series 2001, 5.25% 2011	2,000	2,148
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds,
Series 1998, 5.00% 2012	1,010	1,047
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds,
Series 1998, 5.00% 2012 (preref. 2008)	990	1,029
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds,
Series 1998, 5.125% 2010	1,490	1,593
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds,
Series 1998, 5.00% 2011	$1,800	$1,896
Dallas Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds (Delayed Delivery), Series 2005, 5.25% 2010	1,000	1,074
Donna Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,069
City of Fort Worth (Tarrant and Denton Counties), General Purpose Ref. Bonds, Series 2002, 5.00% 2010	1,000	1,058
City of Fort Worth (Tarrant and Denton Counties), Water and Sewer System Rev. Ref. and Improvement Bonds,
Series 2003, 5.00% 2011	1,000	1,062
Fort Worth Independent School Dist. (Tarrant County), School Building Unlimited Tax Bonds, Series 2001-A, 5.00% 2011	3,560	3,782
G.O. Bonds, Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2011	2,205	2,357
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds (Waste Management of Texas, Inc.
Denton County Project), Series 2003-B, AMT, 3.50% 2028 (put 2007)	1,000	994
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2011	1,500	1,596
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2012	1,750	1,864
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2013	1,000	1,065
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
Series 1998, FSA insured, 5.25% 2008	1,000	1,044
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hospital System Project),
Series 1997-A, MBIA insured, 6.00% 2009	3,215	3,471
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hospital System Project),
Series 1997-A, MBIA insured, 6.00% 2010	1,500	1,642
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2001-A, 5.50% 2010	1,705	1,813
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2001-A, 5.50% 2011	1,000	1,073
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2002, 5.00% 2009	700	725
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2002, 5.00% 2010	735	766
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2002, 5.00% 2011	770	805
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2002, 5.00% 2012	810	849
Harris County, G.O. and Rev. Ref. Bonds, Series 2002, 5.25% 2010	1,585	1,701
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010	4,645	4,940
Harris County, Permanent Improvement and Ref. Bonds, Series 2003-B, 5.00% 2011	2,000	2,135
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)	9,250	9,812
City of Houston, Airport System Rev. Bonds, Series 1998-B, AMT, FGIC insured, 5.25% 2009	2,500	2,615
City of Houston, Airport System Rev. Bonds, Series 1998-B, AMT, FGIC insured, 5.25% 2012	2,915	3,055
City of Houston, Airport System Rev. Bonds, Series 2002-B, FSA insured, 5.25% 2011	2,000	2,150
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast Texas, FHA insured Mortgage Rev. Bonds,
Series 2001, AMBAC insured, 4.50% 2010	1,000	1,032
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2002-A, 5.25% 2011	1,000	1,074
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2002, MBIA insured, 5.00% 2010	1,500	1,588
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
Series 2002, 5.50% 2006	3,000	3,035
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
Series 2002, 5.50% 2009	960	1,016
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
Series 2002, 5.50% 2010	1,140	1,217
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
Series 2002-A, 5.00% 2008	1,635	1,698
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (Children's Medical Center of Dallas Project),
AMBAC insured, 5.00% 2009	1,100	1,155
North Texas Tollway Auth., Dallas North Tollway System, Series 2003, AMBAC insured, 5.00% 2038 (put 2008)	1,000	1,039
North Texas Tollway Auth., Dallas North Tollway System, Series 2003, FSA insured, 5.00% 2018 (put 2008)	1,000	1,039
City of Plano (Collin and Denton Counties), G.O. Ref. and Improvement Bonds, Series 2003, 5.00% 2010	3,300	3,513
Plano Independent School Dist. (Collin County, Texas), Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.00% 2011	$1,000	$1,062
Public Fin. Auth., G.O. Ref. Bonds, Series 1997, 5.25% 2011	2,000	2,089
Public Fin. Auth., G.O. Ref. Bonds, Series 2002, 5.25% 2007	1,500	1,557
Public Fin. Auth., G.O. Ref. Bonds, Series 2003, 5.00% 2010	1,100	1,170
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2013	4,250	4,560
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002-A, 5.50% 2010	4,740	5,003
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002-B, RADIAN insured, 5.00% 2009	5,200	5,427
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC insured, 5.50% 2009	1,000	1,058
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC insured, 5.50% 2010	1,000	1,067
City of San Antonio (Bexar County), General Improvement and Ref. Bonds, Series 1998, 5.00% 2009	1,985	2,053
City of San Antonio, General Improvement and Ref. Bonds, Series 1998, 5.00% 2009 (preref. 2008)	15	16
City of San Antonio, General Improvement and Ref. Bonds, Series 2001, 5.00% 2010	2,000	2,114
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011	2,950	3,145
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011 (escrowed to maturity)	50	54
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds (Forward Delivery), New Series 2003, 5.25% 2011	1,000	1,074
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1997, 5.30% 2011	1,555	1,609
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1997, 5.30% 2011 (preref. 2007)	1,945	2,017
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2002, 5.25% 2011	4,500	4,832
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2003-A, 5.25% 2014	1,500	1,630
City of San Antonio, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2034 (put 2008)	4,000	4,171
Socorro Independent School Dist. (El Paso County), Unlimited Tax School Building Ref. Bonds, Series 2001, 5.00% 2009	1,255	1,322
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds, Series 1997-A, MBIA insured, 5.50% 2007	1,000	1,028
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2002, FSA insured, 5.00% 2010	2,000	2,114
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, 5.10% 2010 (preref. 2009)	1,000	1,058
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. Ref. Bonds,
Series 2002, FSA insured, 5.00% 2010	1,400	1,480
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2015	1,355	1,369
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes, Series 2002, 5.00% 2008	5,000	5,205
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 1996-B, 5.00% 2011 (preref. 2006)	1,000	1,035
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2001-B, 5.00% 2011	1,150	1,230
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-A, 5.00% 2009	1,000	1,055
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.25% 2010	1,500	1,613
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2012	1,000	1,088
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series 2003, MBIA insured, 5.00% 2010	2,040	2,156
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series 2003, MBIA insured, 5.00% 2011	3,715	3,938
		192,703

UTAH — 0.37%
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	1,760	1,820
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	865	888
Housing Corp., Single-family Mortgage Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	895	900
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans),
1998 Issue D-2, AMT, FHA insured, 5.25% 2012	85	85
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans),
1998 Issue E-1, AMT, FHA insured, 5.25% 2012	95	96
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans),
1998 Issue F-2, AMT, FHA insured, 4.25% 2008	255	255
		4,044

VIRGIN ISLANDS — 0.46%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	4,765	4,975

VIRGINIA — 2.01%
Capital Region Airport Commission, Rev. Ref. Bonds, Series 2004-A, FSA insured, 5.00% 2011	$1,335	$1,420
Fairfax County Econ. Dev. Auth., Resource Recovery Rev. Ref. Bonds, Series A, AMT, AMBAC insured, 6.10% 2011	5,000	5,500
Housing Dev. Auth., Rental Housing Bonds, Series 2000-D, AMT, 5.50% 2008	1,070	1,101
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Adjustable Mode Solid Waste Disposal Rev. Bonds
(Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)	2,000	2,201
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2010	2,000	2,120
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2011	4,345	4,623
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,065
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2004-B, AMT, 5.00% 2010	1,035	1,098
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2004-B, AMT, 5.00% 2012	1,140	1,213
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019	1,500	1,542
		21,883

WASHINGTON — 6.96%
Clark County, Evergreen School Dist. No. 114, Unlimited Tax G.O. Bonds, Series 2002, FSA insured, 5.00% 2011	1,000	1,071
Conservation and Renewable Energy System, Conservation Project Rev. Bonds (Bonneville Power Administration),
Series 2003, 5.00% 2010	1,240	1,318
Conservation and Renewable Energy System, Conservation Project Rev. Bonds (Bonneville Power Administration),
Series 2003, 5.00% 2011	1,000	1,067
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2012	3,500	3,842
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2004-A, 5.25% 2008	2,000	2,096
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1997-B, 5.50% 2006	1,000	1,016
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1998-A, 5.00% 2012	4,000	4,217
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2011	1,000	1,065
G.O. Bonds and Motor Vehicle Fuel Tax G.O. Bonds, Series A, 5.375% 2007	3,000	3,047
G.O. Bonds, Series 1999-S-1, 5.00% 2012	4,700	4,906
Various Purpose G.O. Bonds, Series 1999-A, 5.25% 2010	1,000	1,045
Various Purpose G.O. Bonds, Series 2000-B, 6.00% 2010	1,130	1,236
Grays Harbor County, Public Utility Dist. No. 1, Electric Rev. Bonds, Series 2001, AMBAC insured, 5.00% 2009	1,295	1,356
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 1997-A, MBIA insured, 6.00% 2006	1,000	1,022
Higher Education Facs. Auth., Rev. and Rev. Ref. Bonds (Gonzaga University Project),
Series 1998, MBIA insured, 4.80% 2009	1,000	1,043
King and Snohomish Counties, Unlimited Tax G.O. Ref. Bonds (Northshore School Dist. No. 417), FSA insured, 5.00% 2010	1,275	1,358
King and Snohomish Counties, Unlimited Tax G.O. Ref. Bonds (Northshore School Dist. No. 417), FSA insured, 5.00% 2011	1,900	2,031
King County, Limited Tax G.O. Bonds (Baseball Stadium), Series 1997-D, 5.60% 2009	2,000	2,129
King County, Various Purpose G.O. and Ref. Bonds, Series 1996-A, 5.00% 2009	550	552
King County, Various Purpose G.O. and Ref. Bonds, Series 1996-A, 5.00% 2009 (preref. 2006)	780	783
King County, Sewer Rev. Ref. Bonds, Series 1999-B, FSA insured, 5.25% 2010	2,000	2,131
King County, Sewer Rev. Ref. Bonds, Series 1999-B, FSA insured, 5.25% 2011	2,895	3,109
North Kitsap School Dist. No. 400, Kitsap County, Unlimited Tax G.O. Ref. Bonds, Series 2005, FSA insured, 5.00% 2013	1,000	1,071
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1997-A, FSA insured, 5.10% 2010	1,000	1,049
Public Utility Dist. No. 1 of Lewis County, Rev. Ref. Bonds (Cowlitz Falls Hydroelectric Project),
Series 2003, XLCA insured, 5.00% 2011	2,000	2,125
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds,
Series 2002-B, FSA insured, 5.25% 2009	1,000	1,067
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds,
Series 2002-B, FSA insured, 5.25% 2010	2,000	2,153
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds,
Series 2002-B, FSA insured, 5.25% 2011	4,000	4,330
Public Utility Dist. No. 2 of Grant County, Wanapum Hydroelectric Dev. Rev. and Ref. Bonds,
Series 2005-B, AMT, FGIC insured, 5.00% 2012	1,190	1,251
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2012	1,000	1,082
City of Seattle, Municipal Light and Power Rev. Bonds, Series 1997, 5.00% 2010	1,000	1,046
Port of Seattle, Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMT, AMBAC insured, 5.25% 2009	1,000	1,053
Port of Seattle, Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMT, AMBAC insured, 5.25% 2011	2,000	2,102
Port of Seattle, Rev. Bonds, Series 1999-B, AMT, FGIC insured, 5.50% 2009	$1,500	$1,594
Port of Seattle, Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.50% 2009	1,605	1,698
Port of Seattle, Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.50% 2010	3,000	3,202
Port of Seattle, Special Fac. Rev. Bonds (SEATAC Fuel Facs. LLC), Series 2003, AMT, MBIA insured, 5.00% 2012	1,510	1,584
Snohomish County, Everett School Dist. No. 2, Unlimited Tax G.O. Ref. Bonds, Series 2003, 4.50% 2007	1,890	1,939
Snohomish County, Limited Tax G.O. Bonds, Series 2001, 5.00% 2010	3,000	3,195
City of Spokane, Regional Solid Waste Management System, Rev. Ref. Bonds, Series 2001, AMBAC insured, 5.25% 2011	1,650	1,769
City of Tacoma, Electric System Rev. Ref. Bonds, Series 2001-A, FSA insured, 5.50% 2011	1,100	1,194
		75,944

WISCONSIN — 2.59%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2006	1,000	1,008
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2010	750	784
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012	3,000	3,188
G.O. Ref. Bonds, Series 1998-1, 5.50% 2010	2,210	2,405
Health and Educational Facs. Auth., Hospital Rev. Bonds (Charity Obligated Group, Daughters of Charity
National Health System), Series 1997-D, 4.90% 2015 (preref. 2005/put 2005)	2,865	2,865
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group), Series 2001, 5.65% 2009	1,935	2,056
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2003-A, FSA insured, 5.00% 2009	1,500	1,570
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2003-A, FSA insured, 5.00% 2010	1,200	1,265
Health and Educational Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group),
Series 1998-B, MBIA insured, 4.85% 2011	1,195	1,237
Health and Educational Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group),
Series 2003-D, FSA insured, 5.00% 2011	2,515	2,677
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1999, 4.60% 2008	1,010	1,032
Health and Educational Facs. Auth., Rev. Bonds (Wheation Franciscan Services), Series 2003-A, 5.00% 2008	1,595	1,655
Health and Educational Facs. Auth., Rev. Bonds (Wheation Franciscan Services), Series 2003-A, 5.00% 2012	2,065	2,176
Housing and Econ. Dev. Auth., Single-family Mortgage Housing Rev. Bonds, Series 2000-C, MBIA insured, 4.35% 2009	775	791
City of Milwaukee, G.O. Corporate Purpose Bonds, Series R, 5.50% 2010	2,200	2,388
Milwaukee County, Airport Rev. Bonds, Series 2004-A, AMT, AMBAC insured, 5.00% 2011	1,055	1,110
		28,207

Total bonds & notes (cost: $1,057,393,000)		1,062,534

Short-term securities — 1.88%

North Slope Borough, Exempt Fac. Industrial Rev. Bonds (BP Exploration (Alaska) Inc. Project),
Series 2001, AMT, 2.79% 2025[3,4]	400	400
City of Los Angeles, California, 2005 Tax and Rev. Anticipation Notes, 4.00% 6/30/2006[4]	2,000	2,016
District of Columbia, Multi-Modal G.O. Bonds, Series 2000-B, FSA insured, 2.78% 2030[3,4]	3,130	3,130
Massachusetts Health and Educational Facs. Auth., Demand Rev. Bonds (Bentley College Issue),
Series K, 2.78% 2030[3,4]	1,000	1,000
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2005, 4.00% 6/30/2006[4]	5,000	5,037
State of Ohio, Solid Waste Rev. Bonds (BP Exploration & Oil Inc. Project-British Petroleum Co. p.l.c., Guarantor),
Series 1998, AMT, 2.80% 2033[3,4]	1,500	1,500
State of South Carolina, Berkeley County, Exempt Fac. Industrial Rev. Bonds (Amoco Chemical Co. Project),
Series 1997, AMT, 2.79% 2027[3,4]	1,050	1,050
Public Building Auth. of the City of Clarksville, Adjustable Rate Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2004, 2.72% 2034[3,4]	1,300	1,300
Public Building Auth. of the County of Montgomery, Adjustable Rate Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2002, 2.72% 2032[3,4]	300	300
Public Building Auth. of the County of Montgomery, Adjustable Rate Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, 2.72% 2034[3,4]	2,400	2,400
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (BP Amoco Chemical Co. Project),
Series 2003-B, AMT, 2.79% 2038[3]	1,135	1,135
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Bonds (Amoco Oil Co. Project),
Series 1993, AMT, 2.79% 2023[3,4]	1,300	1,300

Total short-term securities (cost: $20,578,000)		20,568

Total investment securities (cost: $1,077,971,000)		1,083,102
Other assets less liabilities		7,722

Net assets		$1,090,824

1Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $10,962,000, which represented 1.00% of the net assets of the fund.
2Step bond; coupon rate will increase at a later date.
3Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
4This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 14,045
Gross unrealized depreciation on investment securities	(8,564)
Net unrealized appreciation on investment securities	5,481
Cost of investment securities for federal income tax purposes	1,077,621

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and PEO

Date: December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and PEO

Date: December 29, 2005

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and PFO

Date: December 29, 2005